Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Allowance for Credit Losses for Installment Loans (Detail) (Parenthetical) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowances for credit loss gross up value	¥ 6,901	¥ 2,210	¥ 3,899
Total charge-offs	28,372	24,897	37,432
Allowance for Credit Losses	64,723	69,459	78,945
Provision for credit losses	7,756	3,939	16,021
Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Total charge-offs	7,142	2,372	4,040
Purchased loans | Financial asset acquired with credit deterioration
Financing Receivable, Allowance for Credit Losses [Line Items]
Total charge-offs	¥ 6,901	¥ 2,210	3,899
Accounting Standards Update 2016-13
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowances for credit loss gross up value			¥ 176,714